Expense Example - Bluemonte Large Cap Core II ETF - Bluemonte Large Cap Core II ETF	May 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	$ 85